Principal Accounting Policies - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Employee Benefits
Employee benefit expenses	¥ 22,326	¥ 56,396	¥ 217,199
Segment Reporting
Number of reportable segments | segment	1
Government Subsidies [Member]
Government Subsidies
Revenue from Contract with Customer, Including Assessed Tax	¥ 22,468	¥ 22,398	¥ 24,608